Form N-1A Supplement	Dec. 31, 2024
BROOKFIELD GLOBAL RENEWABLES & SUSTAINABLE INFRASTRUCTURE FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

BROOKFIELD INVESTMENT FUNDS
Brookfield Global Renewables & Sustainable Infrastructure Fund
(the “Fund”)

Supplement dated July 29, 2025, to the Fund’s Prospectus and SAI, each dated April 30, 2025

On July 28, 2025, the Board of Trustees of the Fund approved a change in the name and 80% Policy of the Fund, along with corresponding changes in the principal investment strategies of the Fund. As described in the Fund’s Prospectus, the Fund may change the 80% Policy without shareholder approval and will provide shareholders with written notice at least 60 days prior to the implementation of any such changes. This supplement reflects the changes to the Fund’s 80% Policy. These changes will become effective on September 30, 2025.

Accordingly, effective September 30, 2025, the following changes are hereby made to the Prospectus and SAI, as applicable:

Brookfield Global Renewables & Sustainable Infrastructure Fund is renamed Brookfield Next Generation Infrastructure Fund, and all references to the “Renewables Fund” are hereby deleted and replaced with the “Next Generation Fund.”

On pages 22-23 of the Prospectus, the first five paragraphs under the heading “Principal Investment Strategies” are hereby deleted and replaced with the following:

“The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus borrowings for investment purposes, in publicly traded equity securities of infrastructure companies listed on a domestic or foreign exchange, throughout the world, including the United States (the “80% Policy”). Under normal market conditions, at least 40% of the Fund’s net assets, plus borrowings for investment purposes, may be invested in publicly traded securities of infrastructure companies whose primary operations or principal trading market is in a foreign market, and that are not subject to the requirements of the U.S. securities laws, markets and accounting requirements, and the Fund will maintain exposure to securities of infrastructure companies in the United States and in at least three countries outside the United States. The Fund considers an issuer’s “primary operations” to be in a foreign market if the issuer (i) is organized under the laws of that country, or (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country. The Fund may also invest, as a principal strategy, up to 25% of its net assets in infrastructure companies organized as master limited partnerships (“MLPs”).

As the infrastructure investment landscape rapidly evolves due to structural growth trends from the deglobalization, decarbonization, and digitalization of the world economy, traditional and industrial service infrastructure companies are becoming leaders in implementing innovations to create the next generation of essential services. The Fund’s focus on this next generation opportunity across the infrastructure investment landscape consists of innovative infrastructure companies meeting the dynamic needs created by these global trends. The business activities of these infrastructure companies are detailed below.

For purposes of the 80% Policy, an infrastructure company is any company that makes or derives at least 50% of its recurring revenues, cash flows, or Regulated Asset Base (defined below) from, and has committed at least 50% of its future capital expenditures to, infrastructure business activities, including any, or a combination of, the following business activities:

●	Power production, including renewables (e.g., wind, solar, hydroelectric), low-to-zero carbon energy production (e.g., nuclear, biomass, and other forms of clean energy), and reliable baseload (e.g., gas);

●	Electric & gas transmission and distribution networks;

●	“Circular economy” products and systems (i.e., products and systems designed to minimize waste and enable greater recycling and reuse of materials), including, water utilities systems, waste systems, and other energy recapture and recycling systems (e.g., methane capture for renewable natural gas);

●	Sustainable solutions design and implementation, such as grid modernization, smart grid technology, energy efficiency, electricity storage (e.g., batteries, fuel cells, etc.), and/or equipment manufacturing for power production (both large-scale and behind-the-meter); and/or

●	Data infrastructure (e.g., communication towers, data centers).

“Regulated Asset Base” means the value of the asset base from which an infrastructure company, such as a utility company, is permitted to earn an allowed rate of return on its investment, as set by relevant regulatory authorities. The Regulated Asset Base may include the value of water, gas and electricity transmission and distribution lines, certain generation assets, gas mains, water treatment facilities and meters, as well as other assets. Where applicable, the Regulated Asset Base model sets a value on a company’s invested capital, which in turn determines the total revenues that such company is permitted to earn.

The Fund may change the 80% Policy without shareholder approval. The Fund will provide shareholders with written notice at least 60 days prior to the implementation of any such changes.”